Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 1,075	$ 1,004
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	22
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	11
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(11)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(22)
Salary increase [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(19)
Salary increase [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(10)
Salary increase [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	10
Salary increase [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	19
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	26
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	13
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(13)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (26)